Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Useful Lives	The useful lives of our real estate assets are as follows (in years):

Land improvements	5 - 15
Buildings	30
Building improvements	5 - 15
Furniture, fixtures and equipment	5 - 15
Intangible assets	Over lease term
The following table summarizes the carrying amounts of our consolidated real estate assets:

	December 31, 2020	December 31, 2019
Building and building improvements	$134,822,291	$52,466,583
Land and land improvements	28,182,025	10,658,155
Furniture, fixtures and equipment	3,983,344	2,015,778
Intangible assets	3,808,756	1,503,325
	170,796,416	66,643,841
Less: Accumulated depreciation and amortization	(9,704,422)	(2,738,190)
Real estate assets, net	$161,091,994	$63,905,651

Accounting Standards Update and Change in Accounting Principle
The following table provides a brief description of recent accounting pronouncements that could have a material effect on our consolidated financial statements:

Standard	Description	Required date of adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	This ASU requires entities to estimate a lifetime expected credit loss for most financial assets, including trade and other receivables and other long term financings including available for sale and held-to-maturity debt securities, and loans. Subsequently, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which amends the scope of ASU 2016-13 and clarified that receivables arising from operating leases are not within the scope of the standard and should continue to be accounted for in accordance with the leases standard (Topic 842).	January 1, 2023	ASU 2016-13 affects entities holding financial assets and net investments in leases that are not accounted for at fair value through net income. The amendments in ASU 2016-13 require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. We are evaluating the impact of adopting ASU 2016-13 on our financial statements.